HOLBROOK INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited)
July 31, 2025

Shares				Fair Value
	COMMON STOCKS — 0.4%
	INSURANCE - 0.4%
3,242	Specialty Transportation Holdings, LLC(a),(b),(c)			$ 9,179,733

	TOTAL COMMON STOCKS (Cost $5,635,360)			9,179,733

	OPEN END FUNDS — 0.2%
	FIXED INCOME - 0.2%
500,000	Holbrook Total Return Fund, Class I(k)			5,028,350

	TOTAL OPEN END FUNDS (Cost $5,000,000)			5,028,350

		Coupon Rate (%)	Maturity
	PREFERRED STOCKS — 4.7%

	ASSET MANAGEMENT — 1.1%
1,084,339	Gladstone Investment Corporation	5.0000	05/01/26	27,043,415

	INDUSTRIAL INTERMEDIATE PROD — 0.5%
561,946	Steel Partners Holdings, L.P.	6.0000	02/27/26	13,930,641

	INSURANCE — 2.3%
933,627	American National Group, Inc.	6.6300	Perpetual	23,620,763
1,515,999	Enstar Group Ltd.	7.0000	Perpetual	34,867,977
				58,488,740
	REAL ESTATE INVESTMENT TRUSTS — 0.1%
124,000	Vinebrook Homes Trust, Inc. 144A(b),(d)	6.5000	10/07/27	2,604,000

	REAL ESTATE SERVICES — 0.7%
288,000	Greystone SDOF Preferred Equity, LLC 144A(d)	6.7500	12/23/25	7,156,800
3,950	UIRC-GSA International, LLC 144A(d)	6.5000	Perpetual	3,476,000
9,180	UIRC-GSA International, LLC 144A(d)	6.0000	Perpetual	8,262,000
				18,894,800
	TOTAL PREFERRED STOCKS (Cost $120,479,443)			120,961,596

HOLBROOK INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2025

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 39.0%
	AGENCY CMBS — 0.2%
2,100,000	FREMF Mortgage Trust Series 2016-K56 C(d),(e)		3.9630	06/25/49	$ 2,076,449
2,000,000	FREMF Mortgage Trust Series 2016-K57 C(d),(e)		3.9160	08/25/49	1,973,816
					4,050,265
	CLO — 32.0%
500,000	522 Funding CLO Ltd. Series 2018-3A CR(d),(f)	TSFR3M + 2.312%	6.6370	10/20/31	502,166
3,695,000	ACAS CLO Ltd. Series 2015-1A CRR(d),(f)	TSFR3M + 2.462%	6.7910	10/18/28	3,709,843
10,500,000	ACAS CLO Ltd. Series 2015-1A DRR(d),(f)	TSFR3M + 3.212%	7.5410	10/18/28	10,594,941
895,000	Allegro CLO X Ltd. Series 2019-1A CRR(d),(f)	TSFR3M + 2.050%	6.3750	04/20/32	898,247
3,100,000	AMMC CLO XII Ltd. Series 2013-12A DR(d),(f)	TSFR3M + 2.962%	7.2620	11/10/30	3,114,675
1,000,000	Annisa CLO Ltd. Series 2016-2A DRR(d),(f)	TSFR3M + 2.800%	7.1250	07/20/31	1,001,351
9,000,000	APEX CREDIT CLO LTD Series 2018-2A CR3(d),(f)	TSFR3M + 1.900%	6.2250	10/20/31	8,994,798
15,225,000	Apex Credit Clo Ltd. Series 2018-1A CR(d),(f)	TSFR3M + 2.000%	6.3180	04/25/31	15,216,503
345,000	Apidos CLO XXIV Series 2016-24A BRR(d),(f)	TSFR3M + 2.312%	6.6370	10/20/30	346,431
375,000	ARES XLV CLO Ltd. Series 2017-45A DR(d),(f)	TSFR3M + 2.100%	6.4180	10/15/30	374,011
1,500,000	ARES XLVII CLO Ltd. Series 2018-47A C(d),(f)	TSFR3M + 2.012%	6.3290	04/15/30	1,500,000
2,750,000	Ares XXXVII CLO Ltd. Series 2015-4A CRR(d),(f)	TSFR3M + 2.750%	7.0680	10/15/30	2,759,785
2,095,000	Atlas Senior Loan Fund Ltd. Series 2017-8A C(d),(f)	TSFR3M + 2.812%	7.1290	01/16/30	2,103,022
4,000,000	Atlas Senior Loan Fund Ltd. Series 2017-8A D(d),(f)	TSFR3M + 3.962%	8.2790	01/16/30	4,033,424
7,000,000	Atlas Senior Loan Fund VII Ltd. Series 2016-7A CR(d),(f)	TSFR3M + 2.762%	7.0910	11/27/31	7,034,671
3,275,000	Atlas Senior Loan Fund XI Ltd. Series 2018-11A C(d),(f)	TSFR3M + 2.212%	6.5250	07/26/31	3,287,347
5,000,000	Atlas Senior Loan Fund XII Ltd. Series 2018-12A D(d),(f)	TSFR3M + 3.332%	7.6500	10/24/31	5,022,730
5,000,000	Atlas Senior Loan Fund XIII Series 2019-13A D(d),(f)	TSFR3M + 4.372%	8.7040	04/22/31	5,041,080
4,905,000	Atrium IX Series 9A CR2(d),(f)	TSFR3M + 2.262%	6.5920	05/28/30	4,924,723
1,010,000	Atrium XIII Series 13A(d),(f)	TSFR3M + 2.062%	6.3810	11/21/30	1,013,173
17,000,000	Bain Capital Credit CLO Series 2018-2A CR(d),(f)	TSFR3M + 1.950%	6.2750	07/19/31	17,014,790
13,400,000	Barings CLO Ltd. Series 2015-IA DR(d),(f)	TSFR3M + 2.862%	7.1870	01/20/31	13,491,334
2,260,000	Battalion CLO VIII Ltd. Series 2015-8A BR2(d),(f)	TSFR3M + 2.262%	6.5910	07/18/30	2,273,545
8,500,000	Battalion CLO XII Ltd. Series 2018-12A DRR(d),(f)	TSFR3M + 2.600%	6.9240	05/17/31	8,476,064
905,000	Betony CLO 2 Ltd. Series 2018-1A B(d),(f)	TSFR3M + 2.112%	6.4220	04/30/31	906,476
2,330,000	BlueMountain CLO Ltd. Series 2015-4A CR(d),(f)	TSFR3M + 2.162%	6.4870	04/20/30	2,335,969
6,500,000	BlueMountain CLO Ltd. Series 2015-4A DR(d),(f)	TSFR3M + 3.212%	7.5370	04/20/30	6,535,263
3,520,000	BlueMountain CLO Ltd. Series 2018-1A C(d),(f)	TSFR3M + 2.312%	6.6220	07/30/30	3,535,773
2,337,500	BlueMountain CLO Ltd. Series 2013-2(d),(f)	TSFR3M + 2.212%	6.5440	10/22/30	2,342,972
5,350,000	BlueMountain CLO Ltd. Series 2018-3A C(d),(f)	TSFR3M + 2.462%	6.7800	10/25/30	5,374,610

HOLBROOK INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2025

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 39.0% (Continued)
	CLO — 32.0% (Continued)
1,000,000	BlueMountain CLO Ltd. Series 2016-3A CR(d),(f)	TSFR3M + 2.462%	6.7880	11/15/30	$ 1,004,737
5,000,000	BlueMountain CLO Ltd. Series 2015-3A CR(d),(f)	TSFR3M + 2.862%	7.1870	04/20/31	5,001,610
2,180,000	BlueMountain CLO Ltd. Series 2018-2A C(d),(f)	TSFR3M + 2.462%	6.7880	08/15/31	2,192,557
1,000,000	BlueMountain Fuji US Clo II Ltd. Series 2017-2A(d),(f)	TSFR3M + 2.412%	6.7370	10/20/30	1,004,528
665,000	Canyon Capital CLO Ltd. Series 2014-1A BR(d),(f)	TSFR3M + 2.062%	6.3720	01/30/31	666,873
290,000	Canyon Capital CLO Ltd. Series 2016-1A BR(d),(f)	TSFR3M + 1.962%	6.2790	07/15/31	290,704
5,000,000	Canyon CLO Ltd. Series 2018-1A B(d),(f)	TSFR3M + 1.962%	6.2790	07/15/31	5,016,805
952,000	Carbone Clo Ltd. Series 2017-1A(d),(f)	TSFR3M + 2.062%	6.3870	01/20/31	954,822
18,000,000	Carlyle Global Market Strategies CLO Ltd. Series 2013-3A(d),(f)	TSFR3M + 2.712%	7.0290	10/15/30	18,061,519
750,000	Carlyle Global Market Strategies CLO Ltd. Series 2014-5A CRR(d),(f)	TSFR3M + 2.512%	6.8290	07/15/31	753,535
7,476,000	Catamaran CLO Ltd. Series 2014-1A BR(d),(f)	TSFR3M + 2.422%	6.7540	04/22/30	7,529,175
18,480,000	Catamaran CLO Ltd. Series 2018-1A D(d),(f)	TSFR3M + 3.912%	8.2300	10/25/31	18,609,026
10,000,000	CIFC Funding Ltd. Series 2013-4A DR2(d),(f)	TSFR3M + 1.900%	6.2140	04/27/31	9,960,010
4,000,000	Crown Point CLO 7 Ltd. Series 2018-7A D(d),(f)	TSFR3M + 3.762%	8.0870	10/20/31	4,026,792
500,000	Dryden 41 Senior Loan Fund Series 2015-41A CR(d),(f)	TSFR3M + 2.012%	6.3290	04/15/31	501,969
1,500,000	Dryden 49 Senior Loan Fund Series 2017-49A CR(d),(f)	TSFR3M + 2.312%	6.6410	07/18/30	1,507,206
355,000	Dryden 54 Senior Loan Fund Series 2017-54A C(d),(f)	TSFR3M + 2.412%	6.7370	10/19/29	356,954
1,100,000	Dryden 55 CLO Ltd. Series 2018-55A C(d),(f)	TSFR3M + 2.162%	6.4790	04/15/31	1,103,358
280,290	Dryden 70 CLO Ltd. Series 2018-70A B(d),(f)	TSFR3M + 1.962%	6.2790	01/16/32	281,416
1,500,000	Eaton Vance Clo Ltd. Series 2015-1A DR(d),(f)	TSFR3M + 2.762%	7.0870	01/20/30	1,502,535
2,110,000	Eaton Vance CLO Ltd. Series 2014-1RA C(d),(f)	TSFR3M + 2.362%	6.6790	07/15/30	2,120,510
9,800,000	Elevation CLO Ltd. Series 2018-10A DR(d),(f)	TSFR3M + 2.400%	6.7250	10/20/31	9,758,350
5,951,710	Ellington Clo II Ltd. Series 2017-2A C(d),(f)	TSFR3M + 3.162%	7.4880	02/15/29	5,966,273
7,000,000	Ellington Clo III Ltd. Series 2018-3A C(d),(f)	TSFR3M + 2.512%	6.8370	07/20/30	7,023,135
995,000	Fortress Credit Bsl VII Ltd. Series 2019-1A CR(d),(f)	TSFR3M + 2.100%	6.4190	07/23/32	999,251
290,000	Fortress Credit BSL VIII Ltd. Series 2019-2A CR(d),(f)	TSFR3M + 2.000%	6.3250	10/20/32	290,891
250,000	Galaxy XX CLO Ltd. Series 2015-20A D1R(d),(f)	TSFR3M + 2.862%	7.1870	04/20/31	250,355
1,000,000	Galaxy XXI CLO Ltd. Series 2015-21A DR(d),(f)	TSFR3M + 2.912%	7.2370	04/20/31	1,003,651
6,425,000	Galaxy XXVI CLO Ltd. Series 2018-26A DR(d),(f)	TSFR3M + 2.950%	7.2760	11/22/31	6,459,194
1,175,000	Greywolf CLO V Ltd. Series 2015-1A BR(d),(f)	TSFR3M + 2.262%	6.5800	01/27/31	1,177,734
1,000,000	Halcyon Loan Advisors Funding Ltd. Series 2017-1A BR(d),(f)	TSFR3M + 2.512%	6.8300	06/25/29	1,002,842
2,131,945	Halcyon Loan Advisors Funding Ltd. Series 2017-2A(d),(f)	TSFR3M + 2.362%	6.6840	01/17/30	2,132,843
8,650,000	Halcyon Loan Advisors Funding Ltd. Series 2018-2A B(d),(f)	TSFR3M + 2.612%	6.9440	01/22/31	8,684,436
499,730	Harbourview CLO Series 7RA B(d),(f)	TSFR3M + 1.962%	6.2910	07/18/31	500,329

HOLBROOK INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2025

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 39.0% (Continued)
	CLO — 32.0% (Continued)
2,501,439	Highbridge Loan Management Series 3A-2014 BR(d),(f)	TSFR3M + 2.662%	6.9910	07/18/29	$ 2,510,234
12,150,000	ICG US CLO LTD Series 2018-1A C(d),(f)	TSFR3M + 2.862%	7.1870	04/21/31	12,221,175
13,282,000	ICG US CLO Ltd. Series 2014-2A DRR(d),(f)	TSFR3M + 2.962%	7.2790	01/15/31	13,376,847
2,800,000	Jamestown CLO XI Ltd. Series 2018-11A A2(d),(f)	TSFR3M + 1.962%	6.2820	07/14/31	2,809,475
12,400,000	Jefferson Mill CLO Ltd. Series 2015-1A CRR(d),(f)	TSFR3M + 2.550%	6.8750	10/20/31	12,475,330
8,875,000	Jefferson Mill CLO Ltd. Series 2015-1A DR(d),(f)	TSFR3M + 3.812%	8.1370	10/20/31	8,935,652
5,000,000	KKR CLO 12 Ltd. Series 12 DR2(d),(f)	TSFR3M + 3.362%	7.6790	10/15/30	5,033,200
3,000,000	KKR CLO 15 Ltd. Series 15 DR2(d),(f)	TSFR3M + 3.000%	7.3290	01/18/32	3,013,344
4,522,000	KKR CLO 21 Ltd. Series 21 D(d),(f)	TSFR3M + 2.862%	7.1790	04/15/31	4,546,573
3,450,000	KKR Financial CLO Ltd. Series 2013-1A BR2(d),(f)	TSFR3M + 1.950%	6.2680	04/15/29	3,458,535
3,750,000	LCM 30 Ltd. Series 30A CR(d),(f)	TSFR3M + 2.262%	6.5870	04/20/31	3,760,699
7,750,000	LCM XV, L.P. Series 15A CR(d),(f)	TSFR3M + 2.662%	6.9870	07/20/30	7,797,275
4,330,000	LCM XVII, L.P. Series 17A CRR(d),(f)	TSFR3M + 2.362%	6.6790	10/15/31	4,348,511
6,021,334	LCM XXV Ltd. Series 25A(d),(f)	TSFR3M + 2.562%	6.8870	07/20/30	6,038,067
1,190,000	Madison Park Funding XXIV Ltd. Series 2016-24A CR2(d),(f)	TSFR3M + 2.050%	6.3750	10/20/29	1,192,382
3,831,448	MidOcean Credit CLO II Series 2013-2A DR(d),(f)	TSFR3M + 3.012%	7.3260	01/29/30	3,840,824
397,148	MidOcean Credit CLO III Series 2014-3A BR(d),(f)	TSFR3M + 2.062%	6.3870	04/21/31	397,789
2,050,000	MidOcean Credit CLO III Series 2014-3A CR(d),(f)	TSFR3M + 2.262%	6.5870	04/21/31	2,054,500
953,893	Midocean Credit CLO IX Series 2018-9A B(d),(f)	TSFR3M + 2.012%	6.3370	07/20/31	954,581
1,000,000	MidOcean Credit CLO VI Series 2016-6A CRRR(d),(f)	TSFR3M + 2.200%	6.5250	04/20/33	1,004,792
700,000	Mountain View CLO, LLC Series 2017-2A C(d),(f)	TSFR3M + 2.162%	6.4790	01/16/31	700,526
12,600,000	MP CLO III LTD Series 2013-1A DR(d),(f)	TSFR3M + 3.312%	7.6370	10/20/30	12,706,457
12,500,000	Nassau Ltd. Series 2017-IIA D(d),(f)	TSFR3M + 2.942%	7.2590	01/15/30	12,510,938
12,350,000	Northwoods Capital XII-B Ltd. Series 2018-12BA CR(d),(f)	TSFR3M + 2.050%	6.3680	06/15/31	12,361,399
6,000,000	Northwoods Capital XIV-B Ltd. Series 2018-14BA D(d),(f)	TSFR3M + 3.662%	7.9700	11/13/31	6,026,046
1,505,000	OCP CLO Ltd. Series 2014-5A BR(d),(f)	TSFR3M + 2.062%	6.3750	04/26/31	1,510,341
2,500,000	Octagon Investment Partners 26 Ltd. Series 2016-1A CR(d),(f)	TSFR3M + 2.062%	6.3790	07/15/30	2,508,455
3,130,000	Octagon Investment Partners 39 Ltd. Series 2018-3A D(d),(f)	TSFR3M + 3.212%	7.5370	10/20/30	3,148,955
500,000	Octagon Investment Partners XIV Ltd. Series 2012-1A BRR(d),(f)	TSFR3M + 2.362%	6.6790	07/15/29	501,320
2,000,000	Octagon Investment Partners XVI Ltd. Series 2013-1A DR(d),(f)	TSFR3M + 3.262%	7.5840	07/17/30	2,006,440
1,250,000	Octagon Investment Partners XXII Ltd. Series 2014-1A CRR(d),(f)	TSFR3M + 2.162%	6.4940	01/22/30	1,254,879
4,500,000	Octagon Investment Partners XXII Ltd. Series 2014-1A DRR(d),(f)	TSFR3M + 3.012%	7.3440	01/22/30	4,526,600
7,000,000	OZLM IX Ltd. Series 2014-9A CRR(d),(f)	TSFR3M + 3.512%	7.8370	10/20/31	7,051,079
2,845,000	OZLM VI Ltd. Series 2014-6A B1T(d),(f)	TSFR3M + 2.000%	6.3220	04/17/31	2,851,583

HOLBROOK INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2025

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 39.0% (Continued)
	CLO — 32.0% (Continued)
16,470,000	OZLM VI Ltd. Series 2014-6A CT(d),(f)	TSFR3M + 2.900%	7.2220	04/17/31	$ 16,532,405
2,450,000	OZLM XVIII Ltd. Series 2018-18A C(d),(f)	TSFR3M + 2.112%	6.4290	04/15/31	2,461,963
8,000,000	OZLM XVIII Ltd. Series 2018-18A D(d),(f)	TSFR3M + 3.112%	7.4290	04/15/31	8,024,392
4,915,000	OZLM XX Ltd. Series 2018-20A B(d),(f)	TSFR3M + 2.212%	6.5370	04/20/31	4,939,398
4,305,000	OZLM XXI Ltd. Series 2017-21A C(d),(f)	TSFR3M + 2.932%	7.2570	01/20/31	4,328,105
5,642,000	OZLM XXII Ltd. Series 2018-22A C(d),(f)	TSFR3M + 2.912%	7.2340	01/17/31	5,669,211
620,000	OZLM XXIV Ltd. Series 2019-24A BR(d),(f)	TSFR3M + 2.612%	6.9370	07/20/32	623,386
6,200,000	PPM CLO Ltd. Series 2018-1A D(d),(f)	TSFR3M + 3.512%	7.8290	07/15/31	6,239,376
250,000	Rad CLO 4 Ltd. Series 2019-4A CR(d),(f)	TSFR3M + 2.200%	6.5180	04/25/32	251,031
2,082,220	Ready Capital Mortgage Financing, LLC Series 2023-FL11 A(d),(f)	TSFR1M + 2.374%	6.7260	10/25/39	2,087,026
16,515,000	Regatta XIII Funding Ltd. Series 2018-2A CR(d),(f)	TSFR3M + 2.700%	7.0180	07/15/31	16,572,191
1,000,000	Rockford Tower CLO Ltd. Series 2017-3A C(d),(f)	TSFR3M + 2.062%	6.3870	10/20/30	1,002,649
10,000,000	Rockford Tower CLO Ltd. Series 2017-3A D(d),(f)	TSFR3M + 2.912%	7.2370	10/20/30	10,058,730
5,000,000	Rockford Tower CLO Ltd. Series 2018-1A D(d),(f)	TSFR3M + 3.262%	7.5840	05/20/31	5,028,220
3,628,887	Saranac CLO VII Ltd. Series 2014-2A CR(d),(f)	TSFR3M + 2.512%	6.8340	11/20/29	3,629,123
5,000,000	Shackleton CLO Ltd. Series 2013-1A(d),(f)	TSFR3M + 2.212%	6.5290	07/15/30	5,028,647
1,555,000	Shackleton CLO Ltd. Series 2013-4RA(d),(f)	TSFR3M + 2.162%	6.4820	04/13/31	1,560,201
2,750,000	Shackleton CLO Ltd. Series 2014-5RA C(d),(f)	TSFR3M + 2.412%	6.7100	05/07/31	2,764,682
5,500,000	Sound Point CLO II Ltd. Series 2013-1A A3R(d),(f)	TSFR3M + 2.112%	6.4250	01/26/31	5,511,182
2,625,227	Sound Point CLO III-R LTD Series 2013-2RA D(d),(f)	TSFR3M + 3.212%	7.5290	04/15/29	2,625,497
7,500,000	Sound Point CLO IX Ltd. Series 2015-2A BRRR(d),(f)	TSFR3M + 2.062%	6.3870	07/20/32	7,529,423
10,000,000	Sound Point CLO IX Ltd. Series 2015-2A CRRR(d),(f)	TSFR3M + 2.762%	7.0870	07/20/32	10,037,740
2,500,000	Sound Point CLO VII-R Ltd. Series 2014-3RA C(d),(f)	TSFR3M + 2.512%	6.8310	10/23/31	2,511,780
1,000,000	Sound Point CLO V-R LTD Series 2014-1RA B(d),(f)	TSFR3M + 2.012%	6.3410	07/18/31	1,004,192
10,500,000	Sound Point CLO V-R LTD Series 2014-1RA C(d),(f)	TSFR3M + 2.362%	6.6910	07/18/31	10,537,926
10,375,985	Sound Point CLO XV Ltd. Series 2017-1A D(d),(f)	TSFR3M + 3.862%	8.1810	01/23/29	10,403,305
2,890,000	Sound Point CLO XVI Ltd. Series 2017-2A CR(d),(f)	TSFR3M + 2.462%	6.7800	07/25/30	2,902,771
3,000,000	Sound Point CLO XXI Ltd. Series 2018-3A B(d),(f)	TSFR3M + 2.462%	6.7750	10/26/31	3,028,648
20,000,000	Sound Point CLO XXII LTD Series 2019-1A CRR(d),(f)	TSFR3M + 2.050%	6.3750	01/20/32	20,039,839
8,440,000	Sounds Point CLO IV-R LTD Series 2013-3RA C(d),(f)	TSFR3M + 2.512%	6.8410	04/18/31	8,480,360
15,000,000	Steele Creek CLO LTD Series 2019-1A CRR(d),(f)	TSFR3M + 2.200%	6.5180	04/15/32	15,021,855
1,425,000	Steele Creek Clo Ltd. Series 2017-1A C(d),(f)	TSFR3M + 2.162%	6.4790	10/15/30	1,431,083
2,305,000	Steele Creek CLO Ltd. Series 2014-1RA C(d),(f)	TSFR3M + 2.212%	6.5370	04/21/31	2,310,601
690,000	Steele Creek CLO Ltd. Series 2016-1A CR(d),(f)	TSFR3M + 2.162%	6.4800	06/15/31	692,712

HOLBROOK INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2025

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 39.0% (Continued)
	CLO — 32.0% (Continued)
1,250,000	Symphony CLO XIX Ltd. Series 2018-19A D(d),(f)	TSFR3M + 2.812%	7.1290	04/16/31	$ 1,250,395
480,000	Symphony CLO XV Ltd. Series 2014-15A CR3(d),(f)	TSFR3M + 2.612%	6.9340	01/17/32	482,255
3,755,000	Symphony CLO XVI Ltd. Series 2015-16A C1RR(d),(f)	TSFR3M + 2.200%	6.5180	10/15/31	3,770,718
2,662,000	TCI-Symphony CLO Ltd. Series 2017-1A CR(d),(f)	TSFR3M + 2.062%	6.3790	07/15/30	2,666,225
785,000	THL Credit Wind River Clo Ltd. Series 2019-3A CR2(d),(f)	TSFR3M + 2.000%	6.3180	04/15/31	788,395
10,800,000	THL Credit Wind River CLO Ltd. Series 2014-3KRA C(d),(f)	TSFR3M + 2.562%	6.8790	10/15/30	10,854,346
750,000	THL Credit Wind River CLO Ltd. Series 2015-1A C1(d),(f)	TSFR3M + 2.412%	6.7370	10/20/30	754,652
6,000,000	THL Credit Wind River CLO Ltd. Series 2015-1A DR(d),(f)	TSFR3M + 3.262%	7.5870	10/20/30	6,030,155
2,215,000	TIAA CLO IV Ltd. Series 2018-1A BR(d),(f)	TSFR3M + 2.150%	6.4750	01/20/32	2,226,837
9,200,000	TRINITAS CLO IV LTD Series 2016-4A DR(d),(f)	TSFR3M + 3.622%	7.9510	10/18/31	9,266,056
15,250,000	Trinitas Clo VIII Ltd. Series 2018-8A D(d),(f)	TSFR3M + 3.362%	7.6870	07/20/31	15,317,053
10,625,000	Venture 31 CLO Ltd. Series 2018-31A C1(d),(f)	TSFR3M + 2.212%	6.5370	04/20/31	10,650,851
7,000,000	Venture 32 CLO Ltd. Series 2018-32A B(d),(f)	TSFR3M + 1.912%	6.2410	07/18/31	7,024,668
3,000,000	VENTURE XIII CLO Ltd. Series 2013-13A CR(d),(f)	TSFR3M + 2.562%	6.8690	09/10/29	3,000,954
4,000,000	VENTURE XIII CLO Ltd. Series 2013-13A DR(d),(f)	TSFR3M + 3.562%	7.8690	09/10/29	4,014,972
15,625,000	Venture XXII CLO Ltd. Series 2015-22A CR(d),(f)	TSFR3M + 2.162%	6.4790	01/15/31	15,664,156
3,500,000	Venture XXVIII CLO Ltd. Series 2017-28A C2R(d),(f)	TSFR3M + 2.462%	6.7870	07/20/30	3,517,277
3,000,000	Venture XXX CLO Ltd. Series 2017-30A C(d),(f)	TSFR3M + 2.212%	6.5290	01/15/31	3,008,211
1,434,758	Voya CLO Ltd. Series 2015-1A CR(d),(f)	TSFR3M + 2.612%	6.9410	01/18/29	1,435,291
3,355,000	Voya CLO Ltd. Series 2014-2A BRR(d),(f)	TSFR3M + 2.362%	6.6840	04/17/30	3,362,445
2,500,000	Voya CLO Ltd. Series 2013-1A BR(d),(f)	TSFR3M + 2.162%	6.4790	10/15/30	2,507,750
6,500,000	Voya CLO Ltd. Series 2016-1A CR(d),(f)	TSFR3M + 2.912%	7.2370	01/20/31	6,519,416
4,700,000	Voya CLO Ltd. Series 2014-4A BR2(d),(f)	TSFR3M + 2.352%	6.6720	07/14/31	4,721,644
950,000	Voya CLO Ltd. Series 2018-3A CR2(d),(f)	TSFR3M + 2.350%	6.6680	10/15/31	954,323
250,000	Voya CLO Ltd. Series 2016-3A BR2(d),(f)	TSFR3M + 2.250%	6.5790	10/18/31	251,132
11,486,759	Wellfleet CLO Ltd. Series 2016-2A CR(d),(f)	TSFR3M + 3.212%	7.5370	10/20/28	11,570,808
11,375,000	Wind River CLO Ltd. Series 2013-1A CR(d),(f)	TSFR3M + 3.912%	8.2370	07/20/30	11,467,854
7,000,000	Z Capital Credit Partners CLO Ltd. Series 2018-1A B(d),(f)	TSFR3M + 2.712%	7.0290	01/16/31	7,019,012
8,825,000	Zais Clo 11 Ltd. Series 2018-11A CR(d),(f)	TSFR3M + 2.450%	6.7750	01/20/32	8,861,851
5,000,000	Zais Clo 14 Ltd. Series 2020-14A DR2(d),(f)	TSFR3M + 3.300%	7.6180	04/15/32	5,013,740
2,075,000	Zais CLO 3 Ltd. Series 2015-3A BR(d),(f)	TSFR3M + 2.912%	7.2290	07/15/31	2,097,746
12,400,000	Zais Clo 7 Ltd. Series 2017-2A C(d),(f)	TSFR3M + 2.712%	7.0290	04/15/30	12,452,762
					820,284,045

HOLBROOK INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2025

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 39.0% (Continued)
	COLLATERALIZED MORTGAGE OBLIGATIONS — 0.7%
14,296,590	Finance of America Structured Securities Trust Series 2022-S3 A1(d),(e)		2.0000	06/25/52	$ 14,345,066
2,699,225	Imperial Fund Mortgage Trust Series 2022-NQM7 A1(d),(g)		7.3690	11/25/67	2,706,056
327,391	Verus Securitization Trust Series 2023-1 A1(d),(g)		5.8500	12/25/67	326,942
142,823	Verus Securitization Trust Series 2023-3 A2(d),(g)		6.4380	03/25/68	143,239
386,941	Verus Securitization Trust Series 2023-5 A1(d),(g)		6.4760	06/25/68	388,773
					17,910,076
	NON AGENCY CMBS — 4.8%
5,429,243	BPR Trust Series 2021-WILL A(d),(f)	TSFR1M + 1.864%	6.2060	06/15/38	5,418,346
20,340,000	BX Commercial Mortgage Trust Series 2019-IMC E(d),(f)	TSFR1M + 2.196%	6.5380	04/15/34	19,802,127
7,000,000	COMM Mortgage Trust Series 2016-COR1 B		3.8970	10/10/49	6,587,881
5,520,000	Hudsons Bay Simon JV Trust Series 2015-HB10 B10(d)		4.9060	08/05/34	5,499,954
5,224,892	J.P. Morgan Chase Commercial Mortgage Securities Series 2019-MFP D(d),(f)	TSFR1M + 1.707%	6.0490	07/15/36	5,101,892
12,316,411	Morgan Stanley Capital I, Inc. Series 2024-BPR2 A(d)		7.2910	05/05/29	12,851,933
25,745,000	Morgan Stanley Capital I, Inc. Series 2024-BPR2 B(d)		8.5420	05/05/29	27,327,651
6,600,000	Morgan Stanley Capital I, Inc. Series 2024-BPR2 C(d),(e)		8.7520	05/05/29	6,932,149
5,494,063	SMR Mortgage Trust Series 2022-IND B(d),(f)	TSFR1M + 2.400%	6.7420	02/15/39	5,507,555
1,328,038	XCAL MORTGAGE TRUST Series 2019-1 A(d),(f)	TSFR1M + 3.864%	0.0000	12/31/25	536,946
943,580	XCALI Mortgage Trust Series 2020-5 A(d),(f)	TSFR1M + 3.370%	7.6990	12/31/25	941,730
2,868,852	X-Caliber Funding, LLC Series 2023-MF9 A(d),(f)	TSFR1M + 3.250%	7.5800	11/25/26	2,863,587
4,000,000	X-Caliber Funding, LLC Series 2024-MSD A(d),(f)	TSFR1M + 4.250%	8.5790	01/01/27	4,005,612
15,000,000	XRL ALC, LLC Series 2025-OZK A(d)		7.2500	06/20/28	15,036,261
5,000,000	XRL ALC, LLC Series 2025-OZK B1(d)		13.5000	06/20/28	5,012,362
					123,425,986
	OTHER ABS — 1.3%
2,000,000	FMC GMSR Issuer Trust Series 2022-GT1 A(d)		6.1900	04/25/27	2,004,282
2,175,080	HRR Funding, LLC Series 2021-1(c),(d)		9.0000	12/20/36	1,163,668
29,071,501	OWS Cre Funding I, LLC Series 2021-MARG A(d),(f)	US0001M + 4.900%	9.8600	09/15/25	28,983,664
302,302	Pagaya AI Debt Trust Series 2024-2 A(d)		6.3190	08/15/31	304,302
334,535	Pagaya AI Debt Trust Series 2024-3 A(d)		6.2580	10/15/31	336,482
					32,792,398
	TOTAL ASSET BACKED SECURITIES (Cost $999,537,107)				998,462,770

HOLBROOK INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2025

Principal Amount ($)	Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 50.0%
	ASSET MANAGEMENT — 23.2%
170,712	B Riley Financial, Inc.	5.5000	03/31/26	$ 3,916,133
9,500,000	Blue Owl Technology Finance Corporation(d)	6.1000	03/15/28	9,556,666
8,388,000	Capital Southwest Corporation	3.3750	10/01/26	8,139,044
255,449	Crescent Capital BDC, Inc.	5.0000	05/25/26	6,353,017
23,861,000	Fidus Investment Corporation	4.7500	01/31/26	23,571,929
9,309,000	Fidus Investment Corporation	3.5000	11/15/26	9,036,710
10,905,000	Fidus Investment Corporation	6.7500	03/19/30	10,917,847
12,774,000	FS KKR Capital Corporation	3.1250	10/12/28	11,778,566
36,068,000	Gladstone Capital Corporation	5.1250	01/31/26	36,059,704
690,892	Great Elm Capital Corporation	5.8800	06/30/26	17,403,569
509,190	Horizon Technology Finance Corporation	4.8800	03/30/26	12,729,750
22,690,000	Investcorp Credit Management BDC, Inc.	4.8750	04/01/26	22,319,497
10,000,000	Logan Ridge Finance Corporation	6.0000	10/30/26	10,028,500
9,000,000	Main Street Capital Corporation	6.9500	03/01/29	9,360,272
2,000,000	Medallion Financial Corporation(d)	7.5000	12/30/27	1,983,530
1,935,000	MidCap Financial Investment Corporation	4.5000	07/16/26	1,894,294
33,543,000	Monroe Capital Corporation	4.7500	02/15/26	33,034,468
42,580,000	New Mountain Finance Corporation	6.2000	10/15/27	43,106,478
430,780	OFS Capital Corporation	7.5000	07/31/28	10,812,578
25,130,000	OFS Capital Corporation	4.7500	02/10/26	24,792,568
46,465,000	PennantPark Floating Rate Capital Ltd.	4.2500	04/01/26	45,816,154
31,452,000	PennantPark Investment Corporation	4.5000	05/01/26	31,014,851
42,270,000	PennantPark Investment Corporation	4.0000	11/01/26	40,681,517
38,500,000	Portman Ridge Finance Corporation	4.8750	04/30/26	38,156,469
45,840,000	Saratoga Investment Corporation	4.3750	02/28/26	45,157,294
18,482,000	Saratoga Investment Corporation	4.3500	02/28/27	17,629,116
168,976	Saratoga Investment Corporation	6.0000	04/30/27	4,217,641
1,203,000	Stellus Capital Investment Corporation	4.8750	03/30/26	1,187,636
9,500,000	Stellus Capital Investment Corporation	7.2500	04/01/30	9,501,076
28,873,000	Trinity Capital, Inc.	4.3750	08/24/26	27,972,670
21,327,000	Trinity Capital, Inc.	4.2500	12/15/26	20,477,594
9,395,000	WhiteHorse Finance, Inc.	4.0000	12/15/26	9,092,593
				597,699,731

HOLBROOK INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2025

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 50.0% (Continued)
	BANKING — 3.3%
4,000,000	First Maryland Capital I(f)	TSFR3M + 1.262%	5.5790	01/15/27	$ 3,932,004
18,114,000	First Maryland Capital II(f)	TSFR3M + 1.112%	5.3880	02/01/27	17,757,039
4,500,000	NewtekOne, Inc.(d)		8.3750	04/01/30	4,562,367
51,000	NexBank Capital, Inc.(d),(f)	TSFR3M + 5.200%	9.4910	07/01/72	50,872,500
7,000,000	Truist Financial Corporation(f)	TSFR3M + 1.242%	5.5320	04/01/27	6,898,488
					84,022,398
	COMMERCIAL SUPPORT SERVICES — 2.0%
2,192,148	Charah Solutions, Inc.(b)		8.5000	08/31/26	49,323,330

	ELECTRICAL EQUIPMENT — 3.0%
78,068,000	Babcock & Wilcox Enterprises Inc(b),(d)		8.7500	06/30/30	78,068,000

	INSTITUTIONAL FINANCIAL SERVICES — 3.3%
87,753,000	B Riley Financial, Inc.(b),(d)		8.0000	01/01/28	84,242,880

	INSURANCE — 3.3%
53,241,000	Kuvare US Holdings, Inc.(d),(f)	H15T5Y + 6.541%	7.0000	02/17/51	53,180,781
32,210,000	United Insurance Holdings Corporation		7.2500	12/15/27	32,210,000
					85,390,781
	MACHINERY — 0.0%(h)
2,500,000	Briggs & Stratton Corporation(i)		6.8750	12/15/20	9,375

	METALS & MINING — 0.5%
550,000	Ramaco Resources, Inc.		8.2500	07/31/30	13,626,250
9,472	Ramaco Resources, Inc.		8.3800	11/30/29	239,357
					13,865,607
	OIL & GAS PRODUCERS — 0.9%
24,630,000	W&T Offshore, Inc.(d)		10.7500	02/01/29	22,497,658

	OIL & GAS SERVICES & EQUIPMENT — 0.7%
19,395,238	Shelf Drilling North Sea Holdings Ltd.		9.8750	11/22/28	18,910,357

	PUBLISHING & BROADCASTING — 0.1%
2,000,000	Cumulus Media New Holdings, Inc.(d)		6.7500	07/01/26	1,302,500

HOLBROOK INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2025

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 50.0% (Continued)
	REAL ESTATE INVESTMENT TRUSTS — 0.2%
210,500	HC Government Realty Trust, Inc.(d)		7.0000	08/14/27	$ 3,946,875

	SPECIALTY FINANCE — 9.5%
20,635,000	ACRES Commercial Realty Corporation		5.7500	08/15/26	20,209,328
237,555	Atlanticus Holdings Corporation		9.2500	01/31/29	5,988,762
1,500,000	Broadmark Realty Capital, Inc.(d)		5.0000	11/15/26	1,443,364
1,000,000	Dakota Financial, LLC(d)		5.0000	09/30/26	978,622
35,000,000	Eagle Point Defensive Income Trust(f)	TSFR3M + 3.800%	8.1100	04/30/28	35,196,793
25,000,000	Eagle Point Enhanced Income Trust(f)	TSFR3M + 4.500%	8.8260	11/15/29	24,566,612
25,000,000	EPT 16, LLC(d)		7.2500	08/01/28	24,917,250
4,500,000	Equify Financial, LLC(d)		9.5000	04/30/30	4,497,355
2,000,000	First Help Financial, LLC(d)		6.0000	11/15/26	1,961,489
25,000,000	Franklin BSP Realty Trust, Inc.(d),(f)	TSFR3M + 4.000%	8.3140	04/25/28	25,148,174
4,000,000	InvestCo, LLC / Preston Ventures, LLC / LS(d)		5.1250	08/13/26	3,934,400
3,250,000	Medallion Financial Corporation B(d)		7.2500	02/26/26	3,232,882
4,500,000	MMP Capital, LLC(d)		9.5000	10/18/29	4,511,250
4,000,000	National Funding, Inc.(d)		5.7500	08/31/26	3,918,433
15,008,000	Nexpoint Real Estate Finance, Inc.		5.7500	05/01/26	14,844,368
4,976,790	PDOF MSN Issuer, LLC(d),(f)	SOFRRATE + 4.500%	8.8200	03/01/26	4,879,372
49,738,000	ReadyCap Holdings, LLC(d)		9.3750	03/01/28	49,702,194
317,944	Sachem Capital Corporation		6.0000	12/30/26	7,293,635
3,000,000	X-Caliber Funding, LLC(d)		5.0000	10/01/25	2,958,370
2,000,000	X-Caliber Funding, LLC(d)		5.0000	03/01/26	1,991,191
					242,173,844
	TOTAL CORPORATE BONDS (Cost $1,273,423,646)				1,281,453,336

	TERM LOANS — 0.9%
	SOFTWARE — 0.9%
22,172,019	Synchronoss Technologies, Inc.(f)	TSFR1M + 7.000%	11.3190	04/24/29	21,950,299
	TOTAL TERM LOANS (Cost $21,752,116)				21,950,299

HOLBROOK INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2025

Principal Amount ($)			Coupon Rate (%)	Maturity	Fair Value
		U.S. GOVERNMENT & AGENCIES — 1.8%
		U.S. TREASURY INFLATION PROTECTED — 1.8%
45,443,250	United States Treasury Inflation Indexed Bonds		1.6250	04/15/30	$ 45,788,707

		TOTAL U.S. GOVERNMENT & AGENCIES (Cost $45,739,858)			45,788,707

Shares		Expiration Date
		WARRANT — 0.0%(h)
		ASSET MANAGEMENT - 0.0% (h)
351,012	B Riley Financial Inc. Com Warrants(b)	04/01/2032			613,885

		TOTAL WARRANT (Cost $111,622)			613,885

		SHORT-TERM INVESTMENTS — 3.5%
		MONEY MARKET FUNDS - 3.5%
89,176,955	First American Government Obligations Fund, Class X, 4.19% (Cost $89,176,955)(j)				89,176,955

		TOTAL INVESTMENTS - 100.5% (Cost $2,560,856,107)			$ 2,572,615,631
		LIABILITIES IN EXCESS OF OTHER ASSETS - (0.5)%			(11,826,383)
	NET ASSETS - 100.0%				$ 2,560,789,248

CLO	- Collateralized Loan Obligation
LLC	- Limited Liability Company
LP	- Limited Partnership
LTD	- Limited Company

HOLBROOK INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2025

H15T5Y	US Treasury Yield Curve Rate T Note Constant Maturity 5 Year
SOFRRATE	United States SOFR Secured Overnight Financing Rate
TSFR1M	Term Secured Overnight Financing Rate 1 Month
TSFR3M	Term Secured Overnight Financing Rate 3 Month
US0001M	ICE LIBOR USD 1 Month

(a)	Non-income producing security.
(b)	The security is illiquid; total illiquid securities represent 8.80% of net assets. Illiquid security.
(c)	The value of this security has been determined in good faith by the Adviser as the Valuation Designee pursuant to valuation procedures approved by the Board of Trustees.
(d)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of July 31, 2025 the total market value of 144A securities is 1,457,661,792 or 56.9% of net assets.
(e)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.
(f)	Variable rate security; the rate shown represents the rate on July 31, 2025.
(g)	Step bond. Coupon rate is fixed rate that changes on a specified date. The rate shown is the current rate at July 31, 2025.
(h)	Percentage rounds to less than 0.1%.
(i)	Represents issuer in default on interest payments; non-income producing security.
(j)	Rate disclosed is the seven day effective yield as of July 31, 2025.
(k)	Affiliated issuer.